Supplementary information on oil and gas activities (unaudited)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Supplementary information on oil and gas activities (unaudited)
Note 35. Supplementary information on oil and gas activities (unaudited)
The following information on oil and gas activities was prepared according to the method established in ASC No. 932 “Extractive Activities - Oil & gas”, amended by ASU 2010 - 03 “Oil and Gas Reserve Estimation and Disclosure,” published by the Financial Accounting Standard Board (“FASB”) in January 2010 to align current estimation and disclosure requirements with the requirements in the final rules and interpretations issued by the Security and Exchange Commission (“SEC”), published on December 31, 2008. This information includes the Company’s oil and gas production activities in Argentina and Mexico.
Costs incurred
The following table shows capitalized costs and expenses incurred in the years ended December 31, 2022, 2021 and 2020. The acquisition of properties includes the costs incurred to acquire proved or unproved oil and gas properties. Exploration costs include the costs required to retain undeveloped properties, seismic acquisition costs, seismic data interpretation, geologic modelling, costs of drilling exploration wells and drilled well testing. Development costs include drilling costs and equipment for development wells, the construction of facilities for hydrocarbon extraction, transport, treatment and storage, and all the costs needed to maintain facilities for existing developed reserves.

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Acquisition of properties
Proved	(68,743)	—	—	—	—	—
Unproved	—	—	(69,693)	—	—	—

Total acquisition of properties	(68,743)	—	(69,693)	—	—	—

Exploration	—	(624)	—	(561)	—	(646)
Development	(426,991)	(4,368)	(280,686)	(13,475)	(186,030)	(2,031)

Total costs incurred	(495,734)	(4,992)	(350,379)	(14,036)	(186,030)	(2,677)

Vista incurred no costs in entities recognized under the equity method during the aforementioned periods.
Capitalized cost
The following table shows capitalized costs during the years ended December 31, 2022, 2021, and 2020, for proved and unproved oil and gas reserves, and accumulated depreciation:

	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Proved properties (1)
Machinery, facilities, software licenses and other	71,839	723	37,519	476	34,407	485
Oil & gas properties and wells	2,108,966	40,381	1,614,708	34,698	1,258,223	—
Works in progress	148,964	4,984	84,978	6,267	76,924	2,632
Unproved properties	—	—	—	—	—	15,359

Gross capitalized costs	2,329,769	46,088	1,737,205	41,441	1,369,554	18,476
Cumulative depreciation	(773,424)	(2,972)	(549,885)	(281)	(364,964)	(94)

Total net capitalized costs	1,556,345	43,116	1,187,320	41,160	1,004,590	18,382

(1)	Including capitalized amounts related to Well plugging and abandonment and (impairment) reversal of long-lived assets.
Vista incurred no costs in entities recognized under the equity method during the aforementioned periods.

Results of operations
The following breakdown of results of operations summarizes income and expenses directly related to Crude oil and Natural gas production for the years ended December 31, 2022, 2021 and 2020. Income tax for these periods was calculated using statutory tax rates.

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Revenue from contracts with customers	1,143,820	652,187	273,938

Total revenue	1,143,820	652,187	273,938
Production costs excluding depreciation
Operating and other costs	(133,885)	(108,028)	(88,018)
Royalties	(144,837)	(86,241)	(38,908)

Total production costs	(278,722)	(194,269)	(126,926)

Depreciation, depletion and amortization	(234,862)	(191,313)	(147,674)
Exploration expenses	(624)	(561)	(646)
Discount for well plugging and abandonment liabilities	(2,444)	(2,546)	(2,584)
Reversal (Impairment) of long-lived assets	—	14,044	(14,438)

Operating profit (loss) before income tax	627,168	277,542	(18,330)
Income tax	(188,150)	(83,263)	5,499

Oil & gas operating profit (loss)	439,018	194,279	(12,831)
Vista incurred no costs in entities recognized under the equity method during the aforementioned periods.
Estimated Crude oil and Natural gas reserves
Proved reserves as of December 31, 2022, are net reserves attributable to Vista audited by DeGolyer and MacNaughton for the assets located in Argentina, and Mexico.
Proved reserves as of December 31, 2021 and 2020, are net reserves attributable to Vista audited by DeGolyer and MacNaughton for the assets located in Argentina, and Netherland Sewell & Associates for the assets located in Mexico.
Proved Crude oil and Natural gas reserves are the quantities of Crude oil and Natural gas which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible, from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. In some cases, substantial investments may be required in related wells and facilities to recover proved reserves.
The Company considers that its remaining estimated volumes of Crude oil and Natural gas proved recoverable reserves are fair and that these estimates were prepared according to SEC regulations and ASC 932, as amended. Consequently, Crude oil prices used in determining proved reserves were the average price during the 12 (twelve) months prior to the end date of December 31, 2022, 2021, and 2020, respectively, determined as an unweighted average of the first day of the month for each month within these periods. Moreover, since there are no Natural gas prices available in the benchmark market in Argentina, VISTA used the average Natural gas prices for the year to determine Natural gas reserves. In addition, for certain Natural gas volumes, Vista will obtain an incentive price subsidized by the Argentine government through Gas IV Plan. A weighted average price is estimated for certain areas per subsidized and unsubsidized volume.
The independent audits carried out by DeGolyer and MacNaughton as of December 31, 2022 in Argentina and Mexico, and DeGolyer and MacNaughton in Argentina and Netherland Sewell & Associates in Mexico as of December 31, 2021 and 2020, covered all the estimated reserves located in the areas operated and not operated by the Company.

In all cases, were audit the estimated reserves according to Rule
4-10
of Regulation
S-X
issued by the SEC, and according to the provisions for disclosing Crude oil and Natural gas reserves under FASB ASC Topic 932. We provided all the information requested during the audit processes. In Argentina royalties paid to the provinces have not been deducted from reported proved reserves. Gas includes gas sale and consumption.
The volumes of liquid hydrocarbons represent Crude oil, condensate, gasoline and LNG to be recovered in field separation and plant processing and are reported in million barrels (“MMBbl”) The volumes of Natural gas represent expected gas sales and the use of fuel in the field and are reported in billion cubic feet (“Bcf”) (10
9
) in standard conditions of 14.7 psia and 60°F. Gas volumes arise from the separation and processing in the field, which are reduced by injection, venting and shrinkage, and include the volume of Natural gas consumed in the field for production. Natural gas reserves were converted into liquid equivalent using the conversion factor of 5.615 cubic feet of Natural gas per 1 barrel of liquid equivalent.
The following tables show proved oil reserves, net (including Crude oil, condensate oil and LNG) and Natural gas reserves, net, as of December 31, 2022, 2021 and 2020, according to VISTA’s interest percentage in the related concessions:
Proved reserves as of December 31, 2022

Argentina	Crude oil (1)	Natural g as	Natural g as
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	68.3	99.2	17.7
Proved undeveloped	136.8	139.7	24.8

Total proved reserves	205.1	238.9	42.5

Mexico	Crude oil (1)	Natural g as	Natural g as
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.2	0.1	0.0
Proved undeveloped	2.7	5.9	1.1

Total proved reserves	2.9	6.0	1.1
Proved reserves as of December 31, 2021

Argentina	Crude oil (1)	Natural g as	Natural g as
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	48.2	90.8	16.2
Proved undeveloped	95.1	99.4	17.7

Total proved reserves	143.3	190.2	33.9

Mexico	Crude oil (1)	Natural g as	Natural g as
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.3	0.2	0.0
Proved undeveloped	3.0	6.0	1.1

Total proved reserves	3.3	6.2	1.1
Proved reserves as of December 31, 2020

Argentina	Crude oil (1)	Natural g as	Natural g as
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	37.6	86.1	15.3
Proved undeveloped	61.8	73.9	13.1

Total proved reserves	99.4	160.0	28.4

Mexico	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.2	0.7	0.1
Proved undeveloped	0.0	0.0	0.0

Total proved reserves	0.2	0.7	0.1

(1)	It refers to crude oil, condensate, and LNG.
The following table shows the reconciliation of the Company’s reserve data between December 31, 2021, and December 31, 2022:

	Crude oil (1)	Natural gas (6)	Natural gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2021	143.3	190.2	33.9
Increase (decrease) attributable to:
Review of prior estimates (2)	9.1	0.9	0.2
Extensions and discoveries (3)	65.4	62.0	11.0
Purchases of onsite proved reserves (4)	2.0	2.0	0.4
Production for the year (5)	(14.6)	(16.3)	(2.9)

Reserves as of December 31, 2022	205.1	238.9	42.5

(1)	It refers to Crude oil, condensate, and LNG.
(2)	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+9.1MMbbl) are mainly related to:
(a) in connection with the developed reserve: (i) the enhanced performance of the 32 (thirty two) production wells targeting Vaca Muerta unconventional in Bajada del Palo Oeste concession (+4.78 MMbbl); (ii) the 28 (twenty eight) wells drilled in 2022 targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession, which comprises the farmout agreement I
mentioned in Note 29.3.2.1. (+2.54 MMbbl); (iii) a combined negative effect from other plots of land
(-0.62
MMbbl); (iv) a price revisions for (+0.75 MMbbl).
(b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+0.87 MMbbl); (ii) the ELo Rio Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+0.31 MMbbl);
 (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers
(+0.12 MMbbl); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.05 MMbbl);
 (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation
(-0.28
MMbbl); and (vi) a price revisions for (+0.58 MMbbl).
The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (+0.9 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) the enhanced performance and
Gas-Oil
Ratio (“GOR”) adjustment based on the latest trial results of the 32 (thirty two) unconventional production wells in Bajada del Palo Oeste concession (+4.83 Bcf); (ii) reduced performance of conventional wells in Bajada del Palo Oeste concession
(-2.52
Bcf); (iii) a minor performance in Natural gas wells in Charco Bayo and Piedras Blancas in ELo Río Negro concession
(-4.81
Bcf); (iv) a practically null combined effect in the remainder plots of land
(-0.38
Bcf); and (v) a price revisions for (+2.54 Bcf).
(b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+1.00 Bcf); (ii) the Elo Río Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+1.34 Bcf); (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers (+0.13 Bcf); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.02 Bcf); (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation
(-2.21
Bcf); and (vi) a price revisions for (+0.96 Bcf).

(3)	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+65.4 MMbbl) and Natural gas (+62.0 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) the drilling of 16 (sixteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+13.44 MMbbl, +12.30 Bcf): (ii) the drilling of 12 (twelve) wells targeting Vaca Muerta formation in Aguada Federal concession (+7.73 MMbbl, +8.36 Bcf); (iii) the drilling of 2 (two) wells (1 pad) in Bajada del Palo Este targeting Vaca Muerta (+2.75 MMbbl, +0.89 Bcf).
(b) in connection with the undeveloped reserve: (i) the drilling of 13 (thirteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+14.08 MMbbl, +13.91 Bcf); (ii) the drilling of 2 (two)

wells
(1 pad) in Bajada del Palo Este (+2.71 MMbbl, +1.39 Bcf); and (iii) the drilling of 28 (twenty-eight) wells (13 pads) in Aguada Federal (+24.69 MMbbl, +25.15 Bcf).

(4)
The changes in the purchase of Crude oil (+2.00 MMbbl) and Natural gas (+2.00 Bcf)

reserves are mainly related to the farmout agreement II signed with Trafigura mentioned in Note 1.2.2. As of December 31, 2021, 4 (four) wells were proved undeveloped and the 4 (four) wells were unproved. As of December 31, 2022, the 8 (eight) wells are undeveloped proved.

(5)	Considering Vista Argentina’s output.
(6)	Natural gas internal consumption stood at 11.1% as of December 31, 2022.

	Crude oil (1)	Natural gas	Natural gas
Mexico	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2021	3.3	6.2	1.1
Increase (decrease) attributable to:
Review of prior estimates (2)	(0.3)	(0.1)	(0.0)
Purchases of onsite proved reserves	—	—	—
Production for the year (3)	(0.2)	(0.1)	(0.0)

Reserves as of December 31, 2022	2.9	6.0	1.1

(1)	It refers to Crude oil, condensate, and LNG.
(2)
The revisions of proved developed Crude oil and condensate and Natural gas reserves are related to an enhanced performance of wells (0.05 MMbbl) and the latest GOR trends
(-0.04
Bcf). The changes in the proved undeveloped Crude oil, condensate and Natural gas reserves
(-0.34
MMbbl,
-0.02
Bcf) are related to an adjustment of the type of curve after profit or loss from Vernet-1001 well.

(3)	Considering Vista Holding II’s output.
VISTA ENERGY, S.A.B. DE C.V.
Notes to the consolidated financial statements as of December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020
(Amounts expressed in thousands of US Dollars, except otherwise indicated)

The following table shows the reconciliation of the Company’s reserve data between December 31, 2020, and December 31, 2021:

	Crude oil (1)	Natural gas (6)	Natural gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2020	99.4	160.0	28.4
Increase (decrease) attributable to:
Review of prior estimates (2)	3.8	(5.4)	(0.9)
Extensions and discoveries (3)	53.5	53.7	9.6
Purchases of onsite proved reserves (4)	(2.2)	(1.9)	(0.3)
Production for the year (5)	(11.2)	(16.2)	(2.9)
Reserves as of December 31, 2021	143.3	190.2	33.9

(1)	It refers to Crude oil, condensate, and LNG.
(2)
The changes due to revisions of prior estimates of total proved Crude oil reserves (+3.8 MMbbl) are mainly related to: (i) an extension of the economic cap applicable to the different concessions (+3.3 MMbbl) due to increased prices of liquid hydrocarbon (from USD 41.97 per barrel to USD 54.99 per barrel of condensate and C5+, and from USD 19.16 per barrel to USD 26.87 per barrel of LPG); (ii) an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.6 MMbbl); partly offset by: (iii) a lower performance of the base production of Bajada del Palo Oeste (-0.6 MMbbl), 25 de Mayo-Medanito (-0.6 MMbbl), ELo Río Negro (-0.5 MMbbl) and Coirón Amargo Norte (-0.4 MMbbl) conventional wells.

The changes due to revisions of prior estimates of proved Natural gas reserves (-5.4 Bcf) are mainly related to: (i) the revision of the type curve of proved undeveloped reserves in Lotena formation (-4.9 Bcf) after profit (loss) from drilling wells in 2021; (ii) a lower performance of Borde Montuoso conventional wells in Bajada del Palo Oeste (-4.0 Bcf); of Charco Bayo Natural gas wells in ELo Río Negro concession (-2.3 Bcf); (iii) a lower performance of the new dry Natural gas well drilled in 2021 in Bajada del Palo Oeste concession (-1.8 Bcf); (iv) a change in the development plan in Natural gas reservoirs in conventional fields (-1.1 Bcf); partly offset by: (v) an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.9 Bcf); and (vi) an extension of the economic cap applicable to the different concessions (+5.8 Bcf) due to higher commercial Natural gas prices (from USD 2.81 per cubic feet to USD 3.92 per cubic feet).

(3)
The changes in total proved reserves due to the extension and discovery of Crude oil (+
53.5
MMbbl) and Natural gas (+
53.7
Bc
f) are mainly related to: (i) the extension of proved undeveloped acreage thanks to the addition of 11 (eleven) pads (44 wells) classified as proved undeveloped due to the successful drilling in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession (+
46.2
MMbbl, +
46.5
Bcf); and (ii) the extension of proved developed acreage related to the drilling of 2 (two) unproved pads (8 (eight) wells (related to PAD 35 and PAD 44) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession under the farmout agreement I with Trafigura (+
7.3
MMbbl, +
7.2
 Bcf).

(4)
The changes due to purchases/sales of Crude oil (-2.2 MMbbl) and Natural gas (-1.9
B
cf) reserves are related to: (i) the sale of the interest (10%) in CASO (-1.4 MMbbl , -1.0 Bcf); (ii) the farmout agreement I mentioned in Note 29.3.2.1 related to PAD 12 (4 wells) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession (-0.9 MMbbl, -0.9 Bcf ); partly offset by (iii) the acquisition of the 50% interest in Aguada Federal concession (+0.1 MMbbl).

(5)	Considering Vista Argentina’s output.
(6)	Natural gas consumption stood at 12.9% as of December 31, 2021.

	Crude oil (1)	Natural gas	Natural gas
Mexico	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2020	0.2	0.7	0.1
Increase (decrease) attributable to:
Review of prior estimates (2)	1.5	3.0	0.5
Purchases of onsite proved reserves (3)	1.7	2.4	0.4
Production for the year (4)	(0.1)	—	—

Reserves as of December 31, 2021	3.3	6.2	1.1

(1)	It refers to C rude oil, condensate, and LNG.
(2)	The revisions of proved developed Crude oil, condensate and Natural gas reserves are related to the development plan approved by the CNH, as well as the drilling and completion of Vernet-1001 wells.
(3)
The changes due to purchases/sales of Crude oil (+1.7 MMbbl) and Natural gas (+2.4 bcf) are mainly related to the transfer of assets in Mexico, whereby Company increased its equity to 100% in CS-01 area (see Note 29.3.11).

(4)	Considering Vista Holding II’s output.
VISTA ENERGY, S.A.B. DE C.V.
Notes to the consolidated financial statements as of December 31, 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020
(Amounts expressed in thousands of US Dollars, except otherwise indicated)

The following table shows the reconciliation of the Company’s reserves data between December 31, 2019 and December 31,2020:

	Crude oil (1)	Natural gas (6)	Natural gas
Argentina	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2019	70.8	172.0	30.6
Increase (decrease) attributable to:
Review of prior estimates (2)	4.4	(25.1)	(4.6)
Extensions and discoveries (3)	30.8	27.9	5.0
Purchases of onsite proved reserves (4)	0.3	0.6	0.1
Production for the year (5)	(6.9)	(15.4)	(2.7)
Reserves as of December 31, 2020	99.4	160.0	28.4

(1)	It refers to Crude oil, condensate, and LNG.
(2)
The conversion of proved undeveloped reserves to prove developed reserves is related to the start of production of the two pads (eight wells) classified as proved undeveloped reserves targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.

The performance revisions of proved developed crude oil and condensate reserves are related to an increased performance above the type curve of two pads (eight wells) drilled in 2020 targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession (+2.1 MMbbl); the increased performance of conventional reservoirs in Bajada del Palo Oeste concession (+1.1 MMbbl); the extension of the economic life of conventional reservoirs in Bajada del Palo Oeste concession due to the development of Vaca Muerta unconventional reservoir in the concession (+0.9 MMbbl), and the effect of an increased performance in other concessions (+0.3 MMbbl).

The revisions of proved developed natural gas reserves are related to a lower performance of the gas wells in ELo Río Negro concession (-15.5
Bcf) and a lower performance of the gas wells of the conventional reservoirs in Bajada del Palo Oeste concession (-6.0
Bcf), which were partly offset by an extension in the economic life of conventional reservoirs in Bajada del Palo Oeste concession due to the development of the unconventional reservoir in Vaca Muerta (+4.1 Bcf). The performance revisions of undeveloped proved reserves are related to a greater standard well for the unconventional development of Vaca Muerta in Bajada del Palo Oeste concession due to the increased performance of two pads (eight wells) which production started in 2020 (+2.0 Bcf), and the effect of greater performance of the other areas (+1.6 Bcf).

Performance revisions of undeveloped proved reserves in Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession are related to increased performance of the standard well as compared to the pads drilled in 2020 for (+1.1 MMbbl). Other undeveloped proved reserves were revised due to the removal in the development plan of three well locations targeting Lotena conventional formation in Bajada del Palo Oeste concession (-8.3 Bcf); four wells in Charco del Palenque (-0.4 MMbbl and -0.5 Bcf); four wells in ELo Río Negro (-0.3 MMbbl and -3.0 Bcf); a well in Jagüel de los Machos (-0.1 MMbbl and -0.1 Bcf), and three wells in 25 de Mayo-Medanito SE (-0.3 MMbbl and -0.1 Bcf).

(3)
The extensions are related to the addition of proved developed acreage related to the drilling of an unproved pad (four wells) targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.

These extensions are related to 7 (seven) additional pads (26 wells) classified as proved undeveloped due to the successful preformation in Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession.

(4)	Purchases related to the acquisition of additional interests in Coirón Amargo Norte concession (from 55.0% to 96.8%).
(5)	Considering Vista Argentina’s production.
(6)	Natural gas consumption stood at 13.5% as of December 31, 2020.

	Crude oil (1)	Natural gas	Natural gas
Mexico	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2019	0.2	0.8	0.1
Increase (decrease) attributable to:
Review of prior estimates (2)	—	0.1	—
Production for the year (3)	—	(0.2)	—

Reserves as of December 31, 2020	0.2	0.7	0.1

(1)	It refers to Crude oil, condensate, and LNG.
(2)
The performance revisions of proved developed oil and condensate reserves are related to an enhanced performance of CS-01 and A-10 areas. The performance revisions of proved developed Natural gas reserves are related to an enhanced performance of CS-01 area.

(3)	Considering Vista Holding II’s output.

Standardized measure of future discounted cash flow (net)
The following table describes estimated future cash flows from the future production of proved developed and undeveloped reserves of Crude oil, condensate, LNG and Natural gas. As established by SEC Modernization of Oil and Gas Reporting rules and ASC 932 of the FASB Accounting Standards Codification (“ASC”) relating to Extractive Activities—Oil and Gas (formerly SFAS No. 69 Disclosures about Oil and Gas Producing Activities), these cash flows were estimated using the twelve-month average of the first day-of-the-month
benchmark prices as adjusted for location and quality differentials and using a 10% annual discount factor. Future development and abandonment costs include estimated drilling costs, development and exploitation facilities and abandonment costs. These future development costs were estimated based on VISTA assessments. Future income tax was calculated by applying the statutory tax rates effective in Argentina in each period.
This standardized measure is not intended to be, and should not be, interpreted as an estimate of the market value of the Company’s reserves. The purpose of this information is to provide standardized data to help the users of the financial statements to compare different companies and make certain projections. This information does not include, among others, the effect of future changes in price costs and tax rates, which past experience shows that they are likely to occur, and the effect of the future cash flows of reserves that have not been classified as proved reserves yet, of a discount factor that best represents the value of money over time and of the risks inherent in Crude oil and Natural gas production. These future changes may have a major impact on future net cash flows disclosed below. Therefore, this information does not necessarily show the Company’s perception on future discounted cash flow, net, of the hydrocarbon reserve.

	As of December 31, 2022 (1)	As of December 31, 2021 (1) (2)	As of December 31, 2020 (1)
Future cash flows	16,118	8,506	4,533
Future production costs	(4,634)	(2,638)	(1,921)
Future development and abandonment costs	(2,142)	(1,294)	(788)
Future income tax	(3,009)	(1,432)	(418)
Undiscounted future net cash flows	6,333	3,142	1,406
10% annual discount	(3,092)	(1,630)	(668)

Standardized measure of discounted future net cash flows (2)	3,241	1,512	738

(1)	Amounts expressed in millions of US Dollars (“MM USD”).
(2)
As of December 31, 2021, the standardized measure of future discounted cash flow (net) is related to the estimated value of reserves in Argentina. The table does not include the estimated value of the reserves in Mexico’s areas (24MM USD as of December 31, 2021).

Changes in the standardized measure of future discounted cash flow (net)
The following table shows the changes in the standardized measure of future discounted cash flow, net, for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022 (1)	Year ended December 31, 2021 (1)	Year ended December 31, 2020 (1)
Standardized measure of future discounted cash flow, net, at beginning of year	1,512	738	775
Net changes in selling prices and production costs related to future production (2)	1,170	783	(241)
Net changes in estimated future development costs (3)	(2,632)	28	(231)
Net changes from revisions of workload estimates (4)	229	44	20
Net changes from extensions, discoveries and improvements (5)	1,790	1,006	362
Cumulative discount	1,585	116	118
Net changes from on-site purchases and sales of minerals (6)	55	(40)	2
Sales of Crude oil, LNG and Natural gas produced, net of production costs	820	(429)	127
Estimated development costs previously incurred	(460)	(263)	(206)
Net changes in income tax (7)	(852)	(471)	12
Other (8)	24	—	—

Changes in the standardized measure of future discounted cash flow for the year	1,729	774	(37)

Standardized measure of future discounted cash flow at end of year	3,241	1,512	738

(1)	Amounts expressed in millions of US Dollars.
(2)
For the year ended December 31, 2022, mainly affected by an increase in the prices of Crude oil, condensate, Natural gas and LPG effective in Argentina, which rose from USD 54.99 per barrel to USD 72.32 per barrel of Crude oil, condensate and C5+; from USD 26.87 per barrel to USD 31.19 per barrel of LPG, and from USD 3.92 per cubic feet to USD 4.86 per cubic feet of commercial gas. Also, for the year ended December 31, 2021, mainly affected by an increase in the prices of Crude oil, condensate, Natural gas and LPG, which increased from USD 41.97 per barrel to USD 54.99 per barrel of Crude oil, condensate and C5+; from USD 19.16 per barrel to USD 26.87 per barrel of LPG, and from USD 2.81 per cubic feet to USD 3.92 per cubic feet of commercial gas. Additionally, for the year ended December 31, 2020, mainly affected by a decrease in effective oil prices, which fell from 55.9 US/bbl as of December 31, 2019, to 42.0 US/bbl as of December 31, 2020, partly offset by a 13.9% reduction in average production-related costs.

(3)	For the years ended December 31, 2022, December 31, 2021 and December 31, 2020, related to revisions of development costs in Bajada del Palo Oeste unconventional area.
(4)
For the year ended December 31, 2022, mainly affected by the extension of the economic caps of assets due to a rise in Crude oil, condensate, Natural gas and LPG effective prices, which increased from USD 54.99 per barrel to USD 72.32 per barrel of Crude oil, condensate and C5+; from USD 26.87 per barrel to USD 31.19 per barrel of LPG, and from USD 3.92 per cubic feet to USD 4.86 per cubic feet of commercial gas, partly offset by a greater decline in certain conventional gas assets. Also, for the year ended December 31, 2021, mainly affected by the extension of the economic caps of assets due to the increase in Crude oil, condensate, Natural gas and LPG prices, which increased from USD 41.97 per barrel to USD 54.99 per barrel of Crude oil, condensate and C5+; from USD 19.16 per barrel to USD 26.87 per barrel of LPG, and from USD 2.81 per cubic feet to USD 3.92 per cubic feet of commercial gas, partly offset by a greater decline in certain conventional gas assets. Additionally, for the year ended December 31, 2020, related to an enhanced performance of drilled wells in Bajada del Palo Oeste in Vaca Muerta unconventional formation above the estimated type well.

(5)
For the year ended December 31, 2022, mainly associated to the extension of the proved area due to the addition of 32 wells in proved reserves in Bajada del Palo Oeste area in Vaca Muerta formation yielding profit, as well as the addition of proved reserves in Bajada del Palo Este unconventional area and the beginning of the development of Vaca Muerta formation in Aguada Federal unconventional area. For the year ended December 31, 2020 due to the addition of proved reserves in unconventional Bajada del Palo Oeste, and the beginning of the development of Vaca Muerta formation in Bajada del Palo Oeste.

(6)
For the year ended December 31, 2022, related to the farmout agreement II whereby a 25% interest in certain Bajada del Palo Oeste wells in Vaca Muerta formation is granted to Trafigura (see Note 29.3.2.2). Also, for the year ended December 31, 2021, related to the farmout agreement I whereby Trafigura was granted a
20
% interest in certain Bajada del Palo Oeste wells in Vaca Muerta formation (see Note 29.3.2.1), and the sale of the

10
%
interest in CASO concession (see Note 29.3.4). For the year ended December 31, 2020, related to the increase in the interest in Coirón Amargo Norte area (see Note 29.3.4).

(7)
For the year ended December 31, 2022 and 2021, the changes are caused by the rise in income tax due to higher revenue mainly expected from the extensions and increases in hydrocarbon prices. For the year ended December 31, 2020, due to decreasing/increasing expected cash inflows and changes in the income rate applicable to Argentine companies (see Note 33.1).

(8)	For the year ended December 31, 2022, includes estimated value of the reserves in Mexico’s areas.